Investment Banker Fee (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2016
Investment Banker Fee (Textual)
Non-refundable fee to investment banker	$ 50,000	$ 50,000